CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 31,122,748	$ 12,379,846	$ 3,408,663
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	0	25,000	658,000
Equity in losses of affiliates	324,900	0	868,121
Bad debt expense (recoveries)	372,272	149,858	(187,193)
Inventory write-downs (reversals)	41,929	(117,585)	470,069
Depreciation and amortization	933,833	1,307,966	2,104,597
Loss from disposal of equipment and other long-term assets	82,805	151,397	672,667
Deferred income taxes	(397,477)	(7,842,672)	423,423
Interest on convertible loan receivable	(184,395)	(183,785)	(184,170)
Interest on loan to related party	(578,896)	0	0
Gains on disposal of available-for-sale securities	(960)	(11,845,796)	(18,088,327)
Gains on disposal of held-for-sales assets and subsidiaries	(32,503,096)	0	(5,838,768)
Changes in operating assets and liabilities:
Accounts receivable	(2,239,423)	(447,631)	652,386
Notes receivable	0	0	276,062
Inventory	(219,895)	2,578,638	(311,781)
Prepaid advertising expenses	0	10,747	460,984
Other prepaid expenses and current assets	(1,791,787)	(1,236,651)	3,257,691
Accounts payable	(13,975)	(513,185)	(447,401)
Accrued expenses and other current liabilities	(587,738)	(488,410)	(4,382,664)
Income taxes payable	1,838,905	(3,312,122)	1,574,198
Deferred revenue	(337,183)	131,483	(167,540)
Net cash used in operating activities	(2,900,449)	(5,778,396)	(7,871,916)
Investing activities:
Purchase of property and equipment	(103,697)	(346,908)	(483,922)
Proceeds from disposal of equipment	1,204	11,452	80,748
Proceeds from disposal of held-for-sale assets and subsidiaries	47,530,540	0	11,291,342
Interest on loan to related party	553,938	0	0
Investment in an affiliate	0	0	(150,000)
Disbursement of loan to related party	(6,247,432)	(3,628,415)	0
Purchase of other long-term assets	(181,101)	7,741	(358,938)
Proceeds from disposal of available-for-sale securities	1,038	11,845,796	18,258,139
Proceeds from advance from third party for sale of assets	5,099,365	0	0
Net cash provided by investing activities	46,653,855	7,889,666	28,637,369
Financing activities:
Repurchase of ordinary shares	(1,985,028)	(4,694,950)	(1,530,895)
Disbursement of dividend	(39,825,362)	0	0
Net cash used in financing activities	(41,810,390)	(4,694,950)	(1,530,895)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,583,891)	1,251,812	498,045
Cash flows from discontinued operations:
Operating activities	(1,236,984)	(3,148,055)	(6,427,927)
Investing activities	0	0	0
Financing activities	0	0	0
Net cash flows used in discontinued operations	(1,236,984)	(3,148,055)	(6,427,927)
Net increase (decrease) in cash, cash equivalents and restricted cash	(877,859)	(4,479,923)	13,304,676
Cash, cash equivalents and restricted cash at the beginning of the year	21,097,885	25,577,808	12,273,132
Cash, cash equivalents and restricted cash at the end of the year	20,220,026	21,097,885	25,577,808
Supplemental disclosure of cash flow information:
Income taxes paid	1,745,993	3,512,489	2,236,119
Interest paid	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Receivable from sale of non-core assets and subsidiaries	$ 2,443,404	$ 0	$ 0